Related parties - Narrative (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 contract
Related Party Transaction
Number of directors | contract					1
Contract with customer, liability	$ 130,800
Accrued interest	14,900
Blackstone Collaboration Agreement
Related Party Transaction
Carrying amount of liability	$ 130,805	$ 125,900	$ 48,806	$ 47,016
Non-cash interest expense, catch-up		$ 10,000
Syncona LLP | Underwriters public offering
Related Party Transaction
Exercise price of warrant (in usd per share) | $ / shares		$ 2.00
Autolus | Investee Of Syncona Portfolio Limited | License revenue
Related Party Transaction
Ownership percentage by noncontrolling owners (in percent)	10.00%
Blackstone | Autolus
Related Party Transaction
Ownership percentage by noncontrolling owners (in percent)					10.00%